Annual Fund Operating Expenses - Militia Long/Short Equity ETF - Militia Long/Short Equity ETF Class	Aug. 12, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	12.89%	[1],[2]
Component2 Other Expenses	0.00%	[2]
Other Expenses (as a percentage of Assets):	12.89%	[1],[2]
Expenses (as a percentage of Assets)	14.19%

[1]	When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense. Interest expenses result from the Fund’s short sales. Any interest expense amount or dividends paid on securities sold short will vary based on the extent to which the Fund sells securities short.
[2]	Other Expenses are estimated for the current fiscal year.